Investment Securities, Major Categories (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale securities:
Amortized Cost	$ 275,628,000,000	$ 310,153,000,000
Gross unrealized gains	3,345,000,000	3,618,000,000
Gross unrealized losses	(1,888,000,000)	(5,407,000,000)
Available-for-sale, at fair value	277,085,000,000	308,364,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	139,335,000,000	99,583,000,000
Gross unrealized gains	478,000,000	599,000,000
Gross unrealized losses	(828,000,000)	(1,027,000,000)
Held-to-maturity Securities, Fair Value	138,985,000,000	99,155,000,000
Total investment securities:
Amortized Cost	414,963,000,000	409,736,000,000
Gross unrealized gains	3,823,000,000	4,217,000,000
Gross unrealized losses	(2,716,000,000)	(6,434,000,000)
Fair value	416,070,000,000	407,519,000,000
Securities of Single Issuer with Book Value Greater Than Ten Percent of Stockholders' Equity, Amount	0	0
Collateralized Debt Obligations [Member]
Available-for-sale securities:
Amortized Cost	887,000,000	819,000,000
Available-for-sale, at fair value	1,000,000,000	847,000,000
Total debt securities [Member]
Available-for-sale securities:
Amortized Cost	275,096,000,000	309,447,000,000
Gross unrealized gains	3,182,000,000	3,102,000,000
Gross unrealized losses	(1,871,000,000)	(5,396,000,000)
Available-for-sale, at fair value	276,407,000,000	307,153,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	139,335,000,000	99,583,000,000
Held-to-maturity Securities, Fair Value	138,985,000,000	99,155,000,000
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Amortized Cost	6,425,000,000	25,874,000,000
Gross unrealized gains	2,000,000	54,000,000
Gross unrealized losses	(108,000,000)	(109,000,000)
Available-for-sale, at fair value	6,319,000,000	25,819,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	44,720,000,000	44,690,000,000
Gross unrealized gains	189,000,000	466,000,000
Gross unrealized losses	(103,000,000)	(77,000,000)
Held-to-maturity Securities, Fair Value	44,806,000,000	45,079,000,000
U.S. states and political subdivisions [Member]
Available-for-sale securities:
Amortized Cost	50,733,000,000	52,121,000,000
Gross unrealized gains	1,032,000,000	551,000,000
Gross unrealized losses	(439,000,000)	(1,571,000,000)
Available-for-sale, at fair value	51,326,000,000	51,101,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	6,313,000,000	6,336,000,000
Gross unrealized gains	84,000,000	17,000,000
Gross unrealized losses	(43,000,000)	(144,000,000)
Held-to-maturity Securities, Fair Value	6,354,000,000	6,209,000,000
Total mortgage-backed securities [Member]
Available-for-sale securities:
Amortized Cost	169,404,000,000	179,363,000,000
Gross unrealized gains	1,264,000,000	1,725,000,000
Gross unrealized losses	(1,276,000,000)	(3,540,000,000)
Available-for-sale, at fair value	169,392,000,000	177,548,000,000
Federal agencies [Member]
Available-for-sale securities:
Amortized Cost	160,561,000,000	163,513,000,000
Gross unrealized gains	930,000,000	1,175,000,000
Gross unrealized losses	(1,272,000,000)	(3,458,000,000)
Available-for-sale, at fair value	160,219,000,000	161,230,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	87,527,000,000	45,161,000,000
Gross unrealized gains	201,000,000	100,000,000
Gross unrealized losses	(682,000,000)	(804,000,000)
Held-to-maturity Securities, Fair Value	87,046,000,000	44,457,000,000
Residential [Member]
Available-for-sale securities:
Amortized Cost	4,356,000,000	7,375,000,000
Gross unrealized gains	254,000,000	449,000,000
Gross unrealized losses	(2,000,000)	(8,000,000)
Available-for-sale, at fair value	4,608,000,000	7,816,000,000
Commercial [Member]
Available-for-sale securities:
Amortized Cost	4,487,000,000	8,475,000,000
Gross unrealized gains	80,000,000	101,000,000
Gross unrealized losses	(2,000,000)	(74,000,000)
Available-for-sale, at fair value	4,565,000,000	8,502,000,000
Corporate debt securities [Member]
Available-for-sale securities:
Amortized Cost	7,343,000,000	11,186,000,000
Gross unrealized gains	363,000,000	381,000,000
Gross unrealized losses	(40,000,000)	(110,000,000)
Available-for-sale, at fair value	7,666,000,000	11,457,000,000
Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Amortized Cost	35,675,000,000	34,764,000,000
Gross unrealized gains	384,000,000	287,000,000
Gross unrealized losses	(3,000,000)	(31,000,000)
Available-for-sale, at fair value	36,056,000,000	35,020,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	661,000,000	1,065,000,000
Gross unrealized gains	4,000,000	6,000,000
Gross unrealized losses	0	(1,000,000)
Held-to-maturity Securities, Fair Value	665,000,000	1,070,000,000
Other [Member]
Available-for-sale securities:
Amortized Cost	5,516,000,000	6,139,000,000
Gross unrealized gains	137,000,000	104,000,000
Gross unrealized losses	(5,000,000)	(35,000,000)
Available-for-sale, at fair value	5,648,000,000	6,208,000,000
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	114,000,000	2,331,000,000
Gross unrealized gains	0	10,000,000
Gross unrealized losses	0	(1,000,000)
Held-to-maturity Securities, Fair Value	114,000,000	2,340,000,000
Total marketable equity securities [Member]
Available-for-sale securities:
Amortized Cost	532,000,000	706,000,000
Gross unrealized gains	163,000,000	516,000,000
Gross unrealized losses	(17,000,000)	(11,000,000)
Available-for-sale, at fair value	678,000,000	1,211,000,000
Perpetual preferred securities [Member]
Available-for-sale securities:
Amortized Cost	364,000,000	445,000,000
Gross unrealized gains	3,000,000	35,000,000
Gross unrealized losses	(9,000,000)	(11,000,000)
Available-for-sale, at fair value	358,000,000	469,000,000
Other marketable equity securities [Member]
Available-for-sale securities:
Amortized Cost	168,000,000	261,000,000
Gross unrealized gains	160,000,000	481,000,000
Gross unrealized losses	(8,000,000)	0
Available-for-sale, at fair value	320,000,000	742,000,000
Asset-backed Securities, Securitized Loans and Receivables [Member]
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	114,000,000	1,300,000,000
Held-to-maturity Securities, Fair Value	114,000,000	1,300,000,000
Asset-backed Securities Collateralized by Dealer Floorplan Loans [Member]
Held-to-maturity securities:
Held-to-maturity Securities, Amortized Cost	0	1,100,000,000
Held-to-maturity Securities, Fair Value	$ 0	$ 1,100,000,000